Schedule of Investments (unaudited) July 31, 2020	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 1.2%
County of Jefferson Alabama Sewer Revenue Refunding RB, Series D, Lien, 7.00%, 10/01/51	$1,115	$1,329,671

Alaska — 0.0%
Northern Tobacco Securitization Corp. Refunding RB, Series A, 4.63%, 06/01/23	50	50,071

Arizona — 2.0%
Industrial Development Authority of the City of Phoenix RB, 5.00%, 07/01/59	465	488,366
Maricopa County Industrial Development Authority Refunding RB, Series A, 4.13%, 09/01/38	230	266,561
Salt Verde Financial Corp. RB, 5.00%, 12/01/37	1,000	1,391,470

		2,146,397

Arkansas — 0.8%
Arkansas Development Finance Authority RB, AMT, 4.50%, 09/01/49(a)	835	844,911

California — 5.1%
California County Tobacco Securitization Agency Refunding RB, Series A, 5.00%, 06/01/36	350	350,017
California Health Facilities Financing Authority Refunding RB, Series A, 5.00%, 07/01/33	400	449,576
California Municipal Finance Authority RB, S/F Housing
Series A, Senior, 5.25%, 08/15/39	45	49,994
Series A, Senior, 5.25%, 08/15/49	115	124,650
California Pollution Control Financing Authority RB, AMT, 5.00%, 11/21/45(a)	475	490,499
California School Finance Authority Refunding RB, Series A, 5.00%, 07/01/51(a)	500	545,555
California State Public Works Board RB
Series F, 5.25%, 09/01/33	915	1,043,091
Series I, 5.00%, 11/01/38	240	271,848
City of Los Angeles Department of Airports Refunding RB, Series A, 5.00%, 05/15/40	735	737,212
Golden State Tobacco Securitization Corp. Refunding RB, Series A-2, 5.00%, 06/01/47	880	899,527
State of California GO, 6.00%, 03/01/33	270	271,083
Stockton Public Financing Authority RB, Series A, 6.25%, 10/01/23(b)	110	131,130

		5,364,182

Colorado — 1.3%
Denver Convention Center Hotel Authority Refunding RB, 5.00%, 12/01/40	1,325	1,398,233

Delaware — 0.8%
County of Sussex Delaware RB, 6.00%, 10/01/40	820	832,300

District of Columbia — 1.2%
District of Columbia TA, 5.13%, 06/01/41	690	715,530
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Refunding RB, Series B, 4.00%, 10/01/49	530	587,224

		1,302,754

Florida — 2.6%
County of Broward Florida Airport System Revenue ARB, Series A, AMT, 4.00%, 10/01/49	330	370,795
County of Osceola Florida Transportation Revenue Refunding RB, CAB(c)
Series A-2, 0.00%, 10/01/46	475	194,360

Security	Par (000)	Value

Florida (continued)
Series A-2, 0.00%, 10/01/47	$460	$181,470
Series A-2, 0.00%, 10/01/48	325	123,672
Series A-2, 0.00%, 10/01/49	265	97,189
Mid-Bay Bridge Authority RB, Series A, 7.25%, 10/01/21(b)	950	1,027,871
Village Community Development District No. 10 SAB, 5.13%, 05/01/43	695	715,204

		2,710,561

Georgia — 4.5%
Gainesville & Hall County Hospital Authority Refunding RB, Series A, (GTD), 5.50%, 08/15/54	160	188,147
Main Street Natural Gas, Inc. RB, Series A, 5.00%, 05/15/49	1,780	2,642,054
Municipal Electric Authority of Georgia RB
4.00%, 01/01/49	535	586,745
4.00%, 01/01/59	1,010	1,090,962
Municipal Electric Authority of Georgia Refunding RB, Series A, 4.00%, 01/01/49	200	217,792

		4,725,700

Hawaii — 0.4%
State of Hawaii Harbor System Revenue RB, Series A, 5.25%, 07/01/30	425	426,403

Illinois — 15.0%
Chicago Board of Education GO
Series C, 5.25%, 12/01/35	490	521,071
Series D, 5.00%, 12/01/46	635	663,003
Chicago Board of Education Refunding GO
Series C, 5.00%, 12/01/25	215	237,594
Series D, 5.00%, 12/01/27	280	316,540
Series D, 5.00%, 12/01/31	150	166,149
Series F, 5.00%, 12/01/22	205	215,621
Series G, 5.00%, 12/01/44	150	160,443
Chicago O’Hare International Airport ARB
Series A, 3rd Lien, 5.75%, 01/01/21(b)	1,260	1,288,804
Series A, 3rd Lien, 5.63%, 01/01/35	155	157,886
Series A, 3rd Lien, 5.75%, 01/01/39	240	244,445
Series C, 3rd Lien, 6.50%, 01/01/21(b)	1,855	1,903,675
Chicago Transit Authority RB, 5.25%, 12/01/40	330	345,794
City of Chicago Illinois Waterworks Revenue Refunding RB, 2nd Lien, 5.00%, 11/01/42	500	542,180
Cook County Community College District No. 508 GO, 5.50%, 12/01/38	245	269,191
Illinois Finance Authority Refunding RB
Series A, 5.00%, 11/15/21(b)	305	323,901
Series C, 5.00%, 02/15/41	1,600	1,920,016
Metropolitan Pier & Exposition Authority RB, Series A, 5.00%, 06/15/57	340	364,069
Metropolitan Pier & Exposition Authority Refunding RB
4.00%, 06/15/50	350	349,853
Series B, (AGM), 0.00%, 06/15/44(c)	2,980	1,341,566
Railsplitter Tobacco Settlement Authority RB(b)
5.50%, 06/01/21	175	182,714
6.00%, 06/01/28	940	985,308
State of Illinois GO
5.00%, 03/01/37	455	471,708
Series A, 5.00%, 04/01/35	1,000	1,057,550
Series A, 5.00%, 04/01/38	1,135	1,194,542

1

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Series D, 5.00%, 11/01/28	$165	$190,258
State of Illinois Refunding GO, Series B, 5.00%, 10/01/27	60	69,265
University of Illinois RB, Series A, 5.00%, 04/01/44	310	341,921

		15,825,067

Indiana — 3.9%
City of Valparaiso Indiana RB
AMT, 6.75%, 01/01/34	245	267,788
AMT, 7.00%, 01/01/44	1,090	1,212,254
Indiana Finance Authority RB
Series A, 1st Lien, 5.25%, 10/01/38	1,020	1,073,050
Series A, AMT, 5.00%, 07/01/44	140	149,206
Series A, AMT, 5.00%, 07/01/48	465	495,527
Series A, AMT, 5.25%, 01/01/51	125	133,776
Indiana Finance Authority Refunding RB, 4.75%, 03/01/32	350	359,286
Indianapolis Local Public Improvement Bond Bank RB, Series A, 5.00%, 01/15/40	400	440,656

		4,131,543

Iowa — 2.3%
Iowa Finance Authority Refunding RB 5.25%, 12/01/25	145	152,456
5.88%, 12/01/26(a)	130	134,746
Series B, 5.25%, 12/01/50(d)	890	941,496
Iowa Student Loan Liquidity Corp. Refunding RB, Series B, AMT, 3.00%, 12/01/39	1,150	1,161,822

		2,390,520

Kentucky — 5.0%
Kentucky Economic Development Finance Authority RB, Series A, 5.25%, 01/01/23(b)	325	364,689
Kentucky Economic Development Finance Authority Refunding RB, Series B, (NPFGC), 0.00%, 10/01/24(c)	5,000	4,556,150
Kentucky Public Transportation Infrastructure Authority RB, CAB, Series C, 6.75%, 07/01/43(e)	375	367,639

		5,288,478

Louisiana — 2.4%
Louisiana Local Government Environmental Facilities & Community Development Authority RB, Series A-1, 6.50%, 11/01/35	1,055	1,067,101
Tobacco Settlement Financing Corp. Refunding RB
Series A, 5.50%, 05/15/30	255	255,428
Series A, 5.25%, 05/15/31	270	276,826
Series A, 5.25%, 05/15/32	345	363,903
Series A, 5.25%, 05/15/33	375	395,186
Series A, 5.25%, 05/15/35	160	172,088

		2,530,532

Maine — 1.3%
Maine State Housing Authority RB, S/F Housing, Series D, 2.80%, 11/15/45	1,330	1,392,457

Security	Par (000)	Value

Maryland — 1.2%
Maryland Economic Development Corp. Refunding RB, 5.75%, 09/01/25	$540	$540,967
Maryland Health & Higher Educational Facilities Authority Refunding RB, 6.25%, 01/01/21(b)	690	707,291

		1,248,258

Massachusetts — 1.2%
Massachusetts Development Finance Agency RB, Series A, 5.00%, 01/01/47	540	606,766
Massachusetts Development Finance Agency Refunding RB
Series C, (AGM), 3.00%, 10/01/45	290	294,469
Series C, (AGM), 4.00%, 10/01/45	365	415,253

		1,316,488

Michigan(b) — 2.3%
City of Detroit Michigan Sewage Disposal System Revenue Refunding RB, Series A, Senior Lien, 5.25%, 07/01/22	1,925	2,113,207
Michigan Finance Authority RB, Series C-1, Senior Lien, 5.00%, 07/01/22	275	300,457

		2,413,664

Minnesota — 1.7%
Duluth Economic Development Authority Refunding RB
Series A, 4.25%, 02/15/48	1,190	1,330,896
Series A, 5.25%, 02/15/58	400	477,248

		1,808,144

Missouri — 0.6%
Health & Educational Facilities Authority of the State of Missouri Refunding RB, 5.50%, 05/01/43	80	85,478
St. Louis County IDA Refunding RB, 5.00%, 09/01/37	500	521,955

		607,433

Nebraska — 0.7%
Central Plains Energy Project RB 5.25%, 09/01/37	260	283,054
5.00%, 09/01/42	455	493,416

		776,470

New Hampshire(a) — 0.7%
New Hampshire Business Finance Authority Refunding RB
Series B, 4.63%, 11/01/42	490	495,155
Series C, AMT, 4.88%, 11/01/42	285	288,026

		783,181

New Jersey — 12.1%
Casino Reinvestment Development Authority, Inc. Refunding RB
5.25%, 11/01/39	320	331,184
5.25%, 11/01/44	610	627,239
Essex County Improvement Authority RB, AMT, 5.25%, 07/01/45(a)	340	340,303
Middlesex County Improvement Authority RB, Series B, 6.25%, 01/01/37(f)(g)	645	12,900
New Jersey Economic Development Authority RB
Series EEE, 5.00%, 06/15/43	1,540	1,767,951
AMT, 5.13%, 09/15/23	1,090	1,116,738
AMT, 5.38%, 01/01/43	500	550,910
New Jersey Economic Development Authority Refunding RB, Series BBB, 5.50%, 06/15/31	775	921,328

2

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
New Jersey Economic Development Authority Refunding SAB, 5.75%, 04/01/31	$705	$733,362
New Jersey Transportation Trust Fund Authority RB
Series A, 5.00%, 06/15/28	500	584,975
Series A, 5.50%, 06/15/41(b)	575	601,548
Series AA, 5.00%, 06/15/45	415	451,715
Series B, 5.25%, 06/15/36	790	812,799
Rutgers The State University of New Jersey Refunding RB, Series L, 5.00%, 05/01/23(b)	165	186,862
Tobacco Settlement Financing Corp. Refunding RB
Series A, 5.00%, 06/01/35	450	552,915
Series A, 5.25%, 06/01/46	1,065	1,258,074
Sub-Series B, 5.00%, 06/01/46	1,755	1,974,392

		12,825,195

New York — 12.5%
Buffalo & Erie County Industrial Land Development Corp. Refunding RB, Series A, 5.00%, 06/01/35	500	544,400
Metropolitan Transportation Authority RB, Series B, 5.25%, 11/15/38	750	801,772
Metropolitan Transportation Authority Refunding RB,
Series C-1, 4.75%, 11/15/45	610	681,693
New York City Housing Development Corp. RB, M/F Housing
Series A, 3.00%, 11/01/55	945	984,076
Series C-1A, 4.20%, 11/01/44	1,500	1,583,370
New York City Transitional Finance Authority Future Tax Secured Revenue RB, Sub-Series E-1, 5.00%, 02/01/42	770	817,170
New York Counties Tobacco Trust IV Refunding RB, Series A, 6.25%, 06/01/41(a)	600	600,300
New York Liberty Development Corp. Refunding RB(a)
Class 1, 5.00%, 11/15/44	1,365	1,450,818
Class 2, 5.15%, 11/15/34	105	111,322
Class 2, 5.38%, 11/15/40	265	282,967
New York Power Authority Refunding RB, Series A, 4.00%, 11/15/60	350	415,758
New York State Thruway Authority Refunding RB, Series B, 4.00%, 01/01/45	805	926,700
New York Transportation Development Corp. ARB, Series A, AMT, 5.25%, 01/01/50	1,000	1,093,360
Port Authority of New York & New Jersey ARB, Series 221, AMT, 4.00%, 07/15/60	1,575	1,764,898
Port Authority of New York & New Jersey RB
Series 8, 6.00%, 12/01/36	410	416,101
Series 8, 6.00%, 12/01/42	395	400,589
Westchester County Healthcare Corp. RB, Series A,
Senior Lien, 5.00%, 11/01/44	270	296,249

		13,171,543

North Carolina — 0.4%
North Carolina Medical Care Commission Refunding RB, Series A, 7.75%, 03/01/21(b)	185	193,151
North Carolina Turnpike Authority RB, Senior Lien, (AGM), 4.00%, 01/01/55	195	218,188

		411,339

Ohio — 2.6%
Buckeye Tobacco Settlement Financing Authority Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	1,125	1,240,121

Security	Par (000)	Value

Ohio (continued)
County of Allen Ohio Hospital Facilities Revenue
Refunding RB, Series A, 4.00%, 11/01/44	$450	$481,837
County of Franklin Ohio RB
Series A, 6.13%, 07/01/22(b)	15	16,710
Series A, 6.13%, 07/01/40	195	205,146
County of Hamilton Ohio Refunding RB, 4.00%, 08/15/50	500	573,320
Ohio Air Quality Development Authority RB, AMT, 5.00%, 07/01/49(a)	250	254,498

		2,771,632

Oklahoma — 1.0%
Oklahoma Development Finance Authority RB, Series B, 5.25%, 08/15/48	390	456,678
Tulsa County Industrial Authority Refunding RB, 5.25%, 11/15/45	585	608,014

		1,064,692

Oregon — 1.2%
Clackamas County School District No. 12 North
Clackamas GO, CAB, Series A, 0.00%, 06/15/38(c)	395	213,162
Medford Hospital Facilities Authority Refunding RB, Series A, 4.00%, 08/15/50	230	263,660
Oregon State Facilities Authority RB, (AGM), 5.00%, 07/01/44	715	761,282

		1,238,104

Pennsylvania — 2.6%
Allentown Neighborhood Improvement Zone
Development Authority RB(a) 5.00%, 05/01/28	90	95,825
5.13%, 05/01/32	100	106,781
5.38%, 05/01/42	145	150,306
Hospitals & Higher Education Facilities Authority of Philadelphia RB, Series A, 5.63%, 07/01/42	200	209,468
Pennsylvania Economic Development Financing Authority RB, AMT, 5.00%, 06/30/42	650	710,333
Pennsylvania Economic Development Financing Authority Refunding RB, AMT, 5.50%, 11/01/44	480	492,701
Pennsylvania Higher Educational Facilities Authority RB, 4.00%, 08/15/44	490	565,112
Pennsylvania Turnpike Commission RB, Series A, 5.00%, 12/01/44	345	399,858

		2,730,384

Puerto Rico — 6.2%
Children’s Trust Fund Refunding RB, 5.63%, 05/15/43	395	395,079
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB
Series A, Senior Lien, 5.00%, 07/01/33	830	852,053
Series A, Senior Lien, 5.13%, 07/01/37	240	246,900
Puerto Rico Commonwealth Aqueduct & Sewer Authority Refunding RB
Series A, Senior Lien, 6.00%, 07/01/38	245	247,173
Series A, Senior Lien, 6.00%, 07/01/44	440	443,854
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue RB, CAB, Restructured, Series A-1, 0.00%, 07/01/46(c)	1,190	346,849
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue RB, Restructured
Series A-1, 4.75%, 07/01/53	647	686,985

3

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico (continued)
Series A-1, 5.00%, 07/01/58	$2,258	$2,431,911
Series A-2, 4.33%, 07/01/40	345	358,838
Series A-2, 4.78%, 07/01/58	567	603,827

		6,613,469

Rhode Island — 2.8%
Rhode Island Student Loan Authority RB, Series A, AMT, 3.63%, 12/01/37	320	330,096
Tobacco Settlement Financing Corp. Refunding RB
Series B, 4.50%, 06/01/45	830	877,227
Series B, 5.00%, 06/01/50	1,580	1,707,854

		2,915,177

South Carolina — 3.6%
South Carolina Jobs-Economic Development Authority Refunding RB, Series A, 5.00%, 05/01/43	680	779,151
South Carolina Ports Authority ARB, AMT, 5.25%, 07/01/25(b)	335	415,390
South Carolina Public Service Authority RB
Series A, 5.50%, 12/01/54	1,235	1,399,094
Series E, 5.50%, 12/01/53	500	561,540
South Carolina Public Service Authority Refunding RB, Series E, 5.25%, 12/01/55	540	632,891

		3,788,066

Tennessee — 0.5%
Chattanooga Health Educational & Housing Facility Board RB, Series A, 5.25%, 01/01/23(b)	440	492,224

Texas — 8.3%
Brazos Higher Education Authority, Inc. RB, Series 1B, AMT, 3.00%, 04/01/40	175	168,877
Central Texas Regional Mobility Authority Refunding RB
Senior Lien, 6.25%, 01/01/21(b)	680	696,871
Sub-Lien, 5.00%, 01/01/33	115	125,282
City of Houston Texas Airport System Revenue Refunding RB, AMT, 5.00%, 07/01/29	135	136,616
Clifton Higher Education Finance Corp. RB, 6.00%, 08/15/43	230	255,539
Harris County Cultural Education Facilities Finance Corp. RB, Series B, 7.00%, 01/01/23(b)	145	168,689
Harris County-Houston Sports Authority Refunding RB, CAB, Series A, Senior Lien, (AGM, NPFGC), 0.00%, 11/15/38(c)	4,750	2,190,985
Midland County Fresh Water Supply District No. 1 RB, CAB, Series A, 0.00%, 09/15/37(c)	4,485	2,447,823
North Texas Tollway Authority RB, CAB, Series B, 0.00%, 09/01/31(b)(c)	640	348,941
North Texas Tollway Authority Refunding RB, 4.25%, 01/01/49	565	642,670
Texas Private Activity Bond Surface Transportation Corp. RB
Senior Lien, 7.00%, 06/30/40	500	502,030
Senior Lien, AMT, 5.00%, 12/31/55	450	475,033
Texas Transportation Commission RB, CAB(c)
0.00%, 08/01/40	500	227,300
0.00%, 08/01/42	855	347,917

		8,734,573

Security	Par (000)	Value

Vermont — 0.5%
Vermont Student Assistance Corp. RB, Series A, AMT, 3.38%, 06/15/36	$525	$533,888

Virginia — 2.6%
Ballston Quarter Community Development Authority TA
Series A, 5.00%, 03/01/26	165	164,371
Series A, 5.13%, 03/01/31	320	312,861
Virginia Housing Development Authority RB, S/F Housing, Series E, 2.80%, 07/01/55	530	542,847
Virginia Small Business Financing Authority RB
Senior Lien, AMT, 5.25%, 01/01/32	250	266,010
Senior Lien, AMT, 6.00%, 01/01/37	1,320	1,418,604

		2,704,693

Washington — 1.0%
Port of Seattle Washington ARB, Series C, AMT, 5.00%, 04/01/40	235	265,679
Washington Health Care Facilities Authority RB, Series A, 5.75%, 01/01/45	715	806,184

		1,071,863

Wisconsin — 0.7%
Public Finance Authority RB, Series A, 5.00%, 11/15/41	60	70,560
Public Finance Authority Refunding RB
Series A, 5.25%, 10/01/48	425	461,971
Series A, 3.00%, 01/01/50	180	181,515

		714,046

Total Municipal Bonds — 116.8% (Cost: $113,151,034)		123,424,306

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

California — 4.7%
City of Los Angeles Department of Airports ARB, Series B, AMT, 5.00%, 05/15/46	2,000	2,342,620
Sacramento Area Flood Control Agency Refunding SAB, Series A, 5.00%, 10/01/43	2,160	2,648,117

		4,990,737

Colorado — 2.4%
Colorado Health Facilities Authority Refunding RB, Series A, 4.00%, 08/01/49(i)	1,130	1,234,921
County of Adams Colorado Refunding COP, 4.00%, 12/01/45	1,180	1,300,631

		2,535,552

District of Columbia — 0.6%
District of Columbia Housing Finance Agency RB, M/F Housing, Series 2, (FHA), 4.10%, 09/01/39	520	595,072

Florida — 1.8%
Escambia County Health Facilities Authority Refunding RB, 4.00%, 08/15/45(i)	1,751	1,921,496

Georgia — 1.1%
Dalton Whitfield County Joint Development Authority RB, 4.00%, 08/15/48	1,025	1,154,027

Idaho — 1.4%
Idaho State Building Authority RB, Series A, 4.00%, 09/01/48	1,330	1,532,373

Illinois — 2.2%
Illinois State Toll Highway Authority RB, Series C, 5.00%, 01/01/38	1,997	2,302,144

4

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iowa — 1.2%
Iowa Finance Authority Refunding RB, Series E, 4.00%, 08/15/46	$1,125	$1,227,218

Massachusetts — 2.1%
Massachusetts Housing Finance Agency Refunding RB, Series A, AMT, 4.50%, 12/01/47	1,305	1,416,238
Massachusetts School Building Authority RB, Series B, 5.00%, 10/15/21(b)	720	762,114

		2,178,352

Michigan — 3.5%
Michigan Finance Authority RB, 4.00%, 02/15/47	1,248	1,424,991
Michigan State Housing Development Authority RB, M/F Housing, Series A, 4.15%, 10/01/53	2,117	2,323,663

		3,748,654

New Jersey — 0.8%
New Jersey Higher Education Student Assistance Authority RB, Series C, AMT, 4.25%, 12/01/50	827	860,040

New York — 11.4%
Hudson Yards Infrastructure Corp. RB(i)
5.75%, 02/15/21(b)	310	318,211
5.75%, 02/15/47	190	195,754
New York City Housing Development Corp. Refunding RB, Series A, 4.15%, 11/01/38	1,460	1,634,397
New York City Transitional Finance Authority Future Tax Secured Revenue RB, Series C, 3.00%, 05/01/46	3,020	3,242,266
New York Liberty Development Corp. ARB, 5.25%, 12/15/43	3,375	3,566,431
New York Liberty Development Corp. Refunding RB, 5.75%, 11/15/51(i)	2,030	2,160,403
Port Authority of New York & New Jersey Refunding RB, 194th Series, 5.25%, 10/15/55	810	956,100

		12,073,562

North Carolina — 1.7%
North Carolina Capital Facilities Finance Agency Refunding RB, Series B, 5.00%, 10/01/25(b)	800	992,432
North Carolina Housing Finance Agency RB, S/F Housing, Series 39-B, (FHLMC, FNMA, GNMA), 4.00%, 01/01/48	705	772,477

		1,764,909

Pennsylvania — 6.8%
County of Lehigh Pennsylvania Refunding RB, Series A, 4.00%, 07/01/49(i)	2,502	2,816,581
Pennsylvania Turnpike Commission RB, Series A, 5.50%, 12/01/42	1,379	1,653,925
Pennsylvania Turnpike Commission Refunding RB, Sub- Series B-2, (AGM), 5.00%, 06/01/35	1,280	1,556,979
Westmoreland County Municipal Authority Refunding RB, (BAM), 5.00%, 08/15/38	1,034	1,219,762

		7,247,247

Rhode Island — 1.6%
Rhode Island Health and Educational Building Corp. RB, Series A, 4.00%, 09/15/47	1,531	1,699,051

Texas — 2.9%
City of San Antonio Texas Electric & Gas Systems Revenue RB, Junior Lien, 5.00%, 02/01/43	780	859,778

Security	Par (000)	Value

Texas (continued)
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue Refunding RB, Series A, 5.00%, 11/01/21(b)	$1,080	$1,145,405
University of Texas System Refunding RB, Series B, 5.00%, 08/15/43	975	1,059,375

		3,064,558

Virginia — 1.7%
Hampton Roads Transportation Accountability Commission RB, Series A, Senior Lien, 5.50%, 07/01/57(i)	1,413	1,780,299

West Virginia — 1.3%
Morgantown Utility Board, Inc. RB, Series B, 4.00%, 12/01/48(i)	1,161	1,328,997

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 49.2% (Cost: $48,031,297)		52,004,288

Total Long-Term Investments — 166.0% (Cost: $161,182,331)		175,428,594

	Shares

Short-Term Securities

Money Market Funds — 1.0%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.04%(j)(k)	1,068,786	1,069,000

Total Short-Term Securities — 1.0% (Cost: $1,069,000)		1,069,000

Total Investments — 167.0% (Cost: $162,251,331)		176,497,594

Other Assets Less Liabilities — 0.3%		319,459

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (26.7)%		(28,224,698)

VMTP Shares at Liquidation Value — (40.6)%		(42,900,000)

Net Assets Applicable to Common Shares — 100.0%		$105,692,355

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(i)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between May 15, 2021 to February 15, 2047, is $6,151,734.

(j)	Affiliate of the Trust.
(k)	Annualized 7-day yield as of period end.

5

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Strategic Municipal Trust (BSD)

Affiliates

Investments in issuers considered to be an affiliate/affiliates of the Trust during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/20	Shares Purchased	Shares Sold		Shares Held at 07/31/20	Value at 07/31/20	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	1,394,020	—	(325,234	)(b)	1,068,786	$1,069,000	$113	$(88)	$—

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, refer to its most recent financial statements.

The following table summarizes the Trust’s investments categorized in the disclosure hierarchy. The breakdown of the Trust’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$123,424,306	$—	$123,424,306
Municipal Bonds Transferred to Tender Option Bond Trusts	—	52,004,288	—	52,004,288
Short-Term Securities
Money Market Funds	1,069,000	—	—	1,069,000

	$1,069,000	$175,428,594	$—	$176,497,594

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(28,213,504)	$—	$(28,213,504)
VMTP Shares at Liquidation Value	—	(42,900,000)	—	(42,900,000)

	$—	$(71,113,504)	$—	$(71,113,504)

6

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Strategic Municipal Trust (BSD)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

FHA	Federal Housing Administration

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

IDA	Industrial Development Authority

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

TA	Tax Allocation

7